Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000056395 | Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 4.98, 2025-09-24
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056395 | Alphabet, Inc. - UBS AG Synthetic, 5.84, 2026-09-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056395 | Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.89, 2027-02-03
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056395 | Everest Group Ltd. - Bank of Montreal Synthetic, 4.67, 2027-09-27
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056395 | LCI Industries, 1.125, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056395 | Schlumberger Limited - Royal Bank of Canada Synthetic, 4.64, 2027-09-25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056395 | Jazz Investments I Ltd., 2, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056395 | Ford Motor Company, 2.04, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056395 | AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic, 1.47, 2028-02-03
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056395 | Winnebago Industries, Inc., 3.25, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056395 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000056395 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056395 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056395 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056395 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000056395 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000056395 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000056395 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000056395 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000056395 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000056395 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	98.00%
C000056395 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000081917 | Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 4.98, 2025-09-24
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000081917 | Alphabet, Inc. - UBS AG Synthetic, 5.84, 2026-09-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081917 | Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.89, 2027-02-03
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000081917 | Everest Group Ltd. - Bank of Montreal Synthetic, 4.67, 2027-09-27
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081917 | LCI Industries, 1.125, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081917 | Schlumberger Limited - Royal Bank of Canada Synthetic, 4.64, 2027-09-25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000081917 | Jazz Investments I Ltd., 2, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081917 | Ford Motor Company, 2.04, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081917 | AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic, 1.47, 2028-02-03
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081917 | Winnebago Industries, Inc., 3.25, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000081917 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000081917 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000081917 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000081917 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081917 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000081917 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000081917 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000081917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000081917 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000081917 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000081917 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	98.00%
C000081917 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000056396 | Amazon.com, Inc. - JPMorgan Chase Financial Company, LLC Synthetic, 4.98, 2025-09-24
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000056396 | Alphabet, Inc. - UBS AG Synthetic, 5.84, 2026-09-25
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056396 | Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.89, 2027-02-03
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000056396 | Everest Group Ltd. - Bank of Montreal Synthetic, 4.67, 2027-09-27
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056396 | LCI Industries, 1.125, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056396 | Schlumberger Limited - Royal Bank of Canada Synthetic, 4.64, 2027-09-25
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000056396 | Jazz Investments I Ltd., 2, 2026-06-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056396 | Ford Motor Company, 2.04, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056396 | AbbVie, Inc. - Goldman Sachs Finance Corp. Synthetic, 1.47, 2028-02-03
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056396 | Winnebago Industries, Inc., 3.25, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000056396 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000056396 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000056396 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000056396 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000056396 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000056396 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000056396 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000056396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000056396 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000056396 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.20%
C000056396 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	98.00%
C000056396 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.00%
C000146257 | Microsoft Corporation - Citigroup Global Markets Holdings, Inc. Synthetic, 4.89, 2027-02-03
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146257 | Everest Group Ltd. - Bank of Montreal Synthetic, 4.67, 2027-09-27
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146257 | Schlumberger Limited - Royal Bank of Canada Synthetic, 4.64, 2027-09-25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000146257 | Winnebago Industries, Inc., 3.25, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146257 | Air Transport Services Group, Inc., 3.875, 2029-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146257 | Pfizer Investment Enterprises Pte Ltd., 4.65, 2025-05-19
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146257 | Walmart, Inc., 3.9, 2025-09-09
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146257 | John Bean Technologies Corporation, 0.25, 2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000146257 | Amphastar Pharmaceuticals, Inc., 2, 2029-03-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000146257 | Advanced Energy Industries, Inc., 2.5, 2028-09-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000146257 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000146257 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000146257 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146257 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000146257 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000146257 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000146257 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000146257 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000146257 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000146257 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
C000146257 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	92.70%
C000146257 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000146257 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.90%
C000230985 | Winnebago Industries, Inc., 3.25, 2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230985 | Amphastar Pharmaceuticals, Inc., 2, 2029-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230985 | Microchip Technology, Inc., 0.125, 2024-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230985 | SoFi Technologies, Inc., 1.25, 2029-03-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230985 | Guidewire Software, Inc., 1.25, 2029-11-01
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000230985 | Exact Sciences Corporation, 2, 2030-03-01
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000230985 | Tyler Technologies, Inc., 0.25, 2026-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230985 | LivaNova USA, Inc., 2.5, 2029-03-15
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000230985 | BlackLine, Inc., 1, 2029-06-01
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000230985 | Uber Technologies, Inc., 0.875, 2028-12-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230985 | Long_Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230985 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000230985 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000230985 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000230985 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000230985 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000230985 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000230985 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000230985 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000230985 | Short_Energy
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000230985 | Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C000230985 | Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000230985 | Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(3.10%)
C000230985 | Short_Utilities
Holdings [Line Items]
Percent of Net Asset Value	(4.70%)
C000230985 | Short_Industrials
Holdings [Line Items]
Percent of Net Asset Value	(4.80%)
C000230985 | Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(13.60%)
C000230985 | Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(15.30%)
C000230985 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	99.40%
C000230985 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.60%